Accumulated other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2018
Accumulated other comprehensive income
Accumulated other comprehensive income/(loss)
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk	Accumu- lated other compre- hensive income/ (loss)
2Q18 (CHF million)
Balance at beginning of period	(95)	(13,612)	21	(3,503)	491	(2,153)	(18,851)
Increase/(decrease)	(66)	562	(1)	1	0	733	1,229
Increase/(decrease) due to equity method investments	(4)	0	0	0	0	0	(4)
Reclassification adjustments, included in net income/(loss)	60	(2)	(7)	72	(29)	28	122
Total increase/(decrease)	(10)	560	(8)	73	(29)	761	1,347
Balance at end of period	(105)	(13,052)	13	(3,430)	462	(1,392)	(17,504)
1Q18 (CHF million)
Balance at beginning of period	(62)	(13,119)	48	(3,583)	522	(2,544)	(18,738)
Increase/(decrease)	(47)	(493)	(6)	10	0	384	(152)
Increase/(decrease) due to equity method investments	1	0	0	0	0	0	1
Reclassification adjustments, included in net income/(loss)	13	0	0	70	(31)	7	59
Cumulative effect of accounting changes, net of tax	0	0	(21)	0	0	0	(21)
Total increase/(decrease)	(33)	(493)	(27)	80	(31)	391	(113)
Balance at end of period	(95)	(13,612)	21	(3,503)	491	(2,153)	(18,851)
2Q17 (CHF million)
Balance at beginning of period	(39)	(12,591)	59	(4,175)	604	(1,081)	(17,223)
Increase/(decrease)	(8)	(1,096)	(5)	2	0	(628)	(1,735)
Increase/(decrease) due to equity method investments	0	1	0	0	0	0	1
Reclassification adjustments, included in net income/(loss)	18	0	0	80	(28)	(2)	68
Total increase/(decrease)	10	(1,095)	(5)	82	(28)	(630)	(1,666)
Balance at end of period	(29)	(13,686)	54	(4,093)	576	(1,711)	(18,889)
6M18 (CHF million)
Balance at beginning of period	(62)	(13,119)	48	(3,583)	522	(2,544)	(18,738)
Increase/(decrease)	(113)	69	(7)	11	0	1,117	1,077
Increase/(decrease) due to equity method investments	(3)	0	0	0	0	0	(3)
Reclassification adjustments, included in net income/(loss)	73	(2)	(7)	142	(60)	35	181
Cumulative effect of accounting changes, net of tax	0	0	(21)	0	0	0	(21)
Total increase/(decrease)	(43)	67	(35)	153	(60)	1,152	1,234
Balance at end of period	(105)	(13,052)	13	(3,430)	462	(1,392)	(17,504)
6M17 (CHF million)
Balance at beginning of period	(35)	(12,095)	61	(4,278)	643	(568)	(16,272)
Increase/(decrease)	(16)	(1,615)	(7)	25	0	(1,141)	(2,754)
Increase/(decrease) due to equity method investments	0	1	0	0	0	0	1
Reclassification adjustments, included in net income/(loss)	22	23	0	160	(67)	(2)	136
Total increase/(decrease)	6	(1,591)	(7)	185	(67)	(1,143)	(2,617)
Balance at end of period	(29)	(13,686)	54	(4,093)	576	(1,711)	(18,889)

Details on significant reclassification adjustments
Details on significant reclassification adjustments
in	2Q18	1Q18	2Q17	6M18	6M17
Reclassification adjustments, included in net income/(loss) (CHF million)
Cumulative translation adjustments
Reclassification adjustments	(2)	0	0	(2)	23	[1]
Actuarial gains/(losses)
Amortization of recognized actuarial losses [2]	90	88	100	178	200
Tax expense/(benefit)	(18)	(18)	(20)	(36)	(40)
Net of tax	72	70	80	142	160
Net prior service credit/(cost)
Amortization of recognized prior service credit/(cost) [2]	(37)	(39)	(36)	(76)	(86)
Tax expense	8	8	8	16	19
Net of tax	(29)	(31)	(28)	(60)	(67)
1
Includes net releases of CHF 23 million on the sale of Credit Suisse (Monaca) S.A.M. in 1Q17. These were reclassified from cumulative translation adjustments and included in net income in other revenues.

2 These components are included in the computation of total benefit costs. Refer to "Note 26 – Pension and other post-retirement benefits" for further information.

Additional share information
Additional share information
	2Q18		1Q18		2Q17		6M18		6M17
Common shares issued
Balance at beginning of period	2,556,011,720		2,556,011,720		2,089,897,378		2,556,011,720		2,089,897,378
Issuance of common shares	0		0		466,114,342		0		466,114,342
Balance at end of period	2,556,011,720		2,556,011,720		2,556,011,720		2,556,011,720		2,556,011,720
Treasury shares
Balance at beginning of period	(16,413,030)		(5,757,666)		(6,308,347)		(5,757,666)		0
Sale of treasury shares	173,383,973		197,832,217		240,261,524		371,216,190		405,721,747
Repurchase of treasury shares	(205,279,026)		(210,060,139)		(273,705,085)		(415,339,165)		(446,572,454)
Share-based compensation	42,340,132		1,572,558		37,009,421		43,912,690		38,108,220
Balance at end of period	(5,967,951)		(16,413,030)		(2,742,487)		(5,967,951)		(2,742,487)
Common shares outstanding
Balance at end of period	2,550,043,769	[1]	2,539,598,690	[1]	2,553,269,233	[1]	2,550,043,769	[1]	2,553,269,233	[1]
1
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 505,062,294 of these shares were reserved for capital instruments.

Bank
Accumulated other comprehensive income
Accumulated other comprehensive income/(loss)
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk	Accumu- lated other compre- hensive income/ (loss)
6M18 (CHF million)
Balance at beginning of period	(51)	(13,248)	48	(381)	2	(2,302)	(15,932)
Increase/(decrease)	(113)	57	(6)	(7)	0	956	887
Reclassification adjustments, included in net income/(loss)	70	(2)	(7)	22	0	35	118
Cumulative effect of accounting changes, net of tax	0	0	(22)	0	0	0	(22)
Total increase/(decrease)	(43)	55	(35)	15	0	991	983
Balance at end of period	(94)	(13,193)	13	(366)	2	(1,311)	(14,949)
6M17 (CHF million)
Balance at beginning of period	(16)	(12,269)	61	(402)	2	(618)	(13,242)
Increase/(decrease)	(16)	(1,549)	(7)	0	0	(923)	(2,495)
Decrease due to equity method investments	0	1	0	0	0	0	1
Reclassification adjustments, included in net income/(loss)	18	23	0	25	0	(2)	64
Total increase/(decrease)	2	(1,525)	(7)	25	0	(925)	(2,430)
Balance at end of period	(14)	(13,794)	54	(377)	2	(1,543)	(15,672)

Details on significant reclassification adjustments
Details on significant reclassification adjustments
in	6M18	6M17
Reclassification adjustments, included in net income/(loss) (CHF million)
Cumulative translation adjustments
Reclassification adjustments	(2)	23	[1]
Actuarial gains/(losses)
Amortization of recognized actuarial losses [2]	26	31
Tax expense/(benefit)	(4)	(6)
Net of tax	22	25
1
Includes net releases of CHF 23 million on the sale of Credit Suisse (Monaco) S.A.M. in 6M17. These were reclassified from cumulative translation adjustments and included in net income in other revenues.

2 These components are included in the computation of total benefit costs. Refer to "Note 25 – Pension and other post-retirement benefits" for further information.